Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Operating expenses
Selling, general and administrative	$ 4,456	$ 54,810	$ 11,797	$ 243,076	$ 315,638	$ 694,058
Research and development	0	0	0	16,253	16,253	185,352
Total operating expenses	4,456	54,810	11,797	259,329	331,891	879,410
Other income (expense)
Interest income	0	0	0	9	9	180
Impairment of assets						(380,220)
Net loss from discontinued operations	$ (4,456)	$ (54,810)	$ (11,797)	$ (259,320)	$ (331,882)	$ (1,259,450)